Schedule of Investments (unaudited) April 30, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI EAFE Small-Cap ETF(a)(b)	373,878	$22,174,704

Total Investment Companies — 100.3% (Cost: $22,724,172)		22,174,704

Short-Term Investments

Money Market Funds — 29.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.59%(a)(c)(d)	6,483,284	6,485,877
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(a)(c)	9,117	9,117

		6,494,994

Total Short-Term Investments — 29.4% (Cost: $6,494,354)		6,494,994

Total Investments in Securities — 129.7% (Cost: $29,218,526)		28,669,698

Other Assets, Less Liabilities — (29.7)%		(6,563,254)

Net Assets — 100.0%		$22,106,444

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	6,483,284	(a)	—	6,483,284	$6,485,877	$2,296	(b)	$129	$640
BlackRock Cash Funds: Treasury, SL Agency Shares	4,104	5,013	(a)	—	9,117	9,117	425		—	—
iShares MSCI EAFE Small-Cap ETF	345,333	423,170		(394,625)	373,878	22,174,704	200,881		(547,553)	(1,332,921)

						$28,669,698	$203,602		$(547,424)	$(1,332,281)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,690,000	USD	1,657,652	MS	05/03/19	$918
DKK	2,262,000	USD	338,025	MS	05/03/19	1,835
EUR	7,972,000	USD	8,913,882	MS	05/03/19	27,518
GBP	2,838,000	USD	3,667,615	MS	05/03/19	33,337
HKD	3,107,000	USD	396,028	MS	05/03/19	30
ILS	984,000	USD	272,065	MS	05/03/19	1,441
NOK	7,484,000	USD	863,792	MS	05/03/19	3,672
NZD	299,000	USD	199,357	MS	05/03/19	348
SEK	19,588,000	USD	2,060,724	MS	05/03/19	1,790
SGD	896,000	USD	658,021	MS	05/03/19	754
USD	1,451,806	AUD	2,047,000	MS	05/03/19	8,738

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	852,080	CHF	846,000	MS	05/03/19	$21,813
USD	344,867	DKK	2,284,000	MS	05/03/19	1,702
USD	4,492,399	EUR	3,986,000	MS	05/03/19	21,699
USD	3,711,012	GBP	2,817,000	MS	05/03/19	37,446
USD	396,192	HKD	3,107,000	MS	05/03/19	134
USD	6,161	NOK	53,000	MS	05/03/19	18
USD	203,666	NZD	299,000	MS	05/03/19	3,960
USD	1,052,689	SEK	9,794,000	MS	05/03/19	21,432
USD	330,606	SGD	448,000	MS	05/03/19	1,218
JPY	1,329,982,000	USD	11,908,924	MS	05/08/19	36,356
USD	6,084,491	JPY	669,300,000	MS	05/08/19	73,149
HKD	90,000	USD	11,477	MS	06/04/19	2
USD	1,556,738	AUD	2,206,000	MS	06/04/19	369
USD	4,925	CHF	5,000	MS	06/04/19	2
USD	1,960	DKK	13,000	MS	06/04/19	1
USD	29,260	EUR	26,000	MS	06/04/19	17
USD	19,605	GBP	15,000	MS	06/04/19	11
USD	423,714	HKD	3,322,000	MS	06/04/19	35
USD	2,903	NOK	25,000	MS	06/04/19	1
USD	6,554	SEK	62,000	MS	06/04/19	9
USD	1,472	SGD	2,000	MS	06/04/19	—

						299,755

AUD	2,047,000	USD	1,443,294	MS	05/03/19	(226)
CHF	2,000	USD	2,014	MS	05/03/19	(51)
DKK	22,000	USD	3,318	MS	05/03/19	(13)
HKD	3,107,000	USD	396,116	MS	05/03/19	(57)
USD	830,226	CHF	846,000	MS	05/03/19	(41)
USD	4,467,110	EUR	3,986,000	MS	05/03/19	(3,590)
USD	27,357	GBP	21,000	MS	05/03/19	(28)
USD	396,028	HKD	3,107,000	MS	05/03/19	(30)
USD	271,268	ILS	984,000	MS	05/03/19	(2,238)
USD	859,656	NOK	7,431,000	MS	05/03/19	(1,665)
USD	1,030,210	SEK	9,794,000	MS	05/03/19	(1,047)
USD	329,121	SGD	448,000	MS	05/03/19	(266)
JPY	8,618,000	USD	77,991	MS	05/08/19	(588)
USD	5,999,731	JPY	669,300,000	MS	05/08/19	(11,610)
USD	84,528	AUD	120,000	MS	06/04/19	(134)
USD	959,884	CHF	976,000	MS	06/04/19	(962)
USD	410,027	DKK	2,734,000	MS	06/04/19	(1,964)
USD	5,106,731	EUR	4,563,000	MS	06/04/19	(25,314)
USD	4,234,471	GBP	3,269,000	MS	06/04/19	(35,789)
USD	1,913	HKD	15,000	MS	06/04/19	—
USD	316,259	ILS	1,141,000	MS	06/04/19	(1,545)
USD	6,629,531	JPY	739,474,000	MS	06/04/19	(26,738)
USD	493,638	NOK	4,278,000	MS	06/04/19	(2,871)
USD	216,148	NZD	324,000	MS	06/04/19	(378)
USD	1,177,398	SEK	11,162,000	MS	06/04/19	(973)

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	362,138	SGD	493,000	MS	06/04/19	$(528)

						(118,646)

	Net unrealized appreciation					$181,109

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$22,174,704	$—	$—	$22,174,704
Money Market Funds	6,494,994	—	—	6,494,994

	$28,669,698	$—	$—	$28,669,698

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$299,755	$—	$299,755
Liabilities
Forward Foreign Currency Exchange Contracts	—	(118,646)	—	(118,646)

	$—	$181,109	$—	$181,109

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

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